Revenue and segment information (Contract balances) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Heat sales and heating pipeline upfront fees [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 4,225
Heat sales [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	1,375
Heat pipeline upfront fees [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	¥ 187